CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 9,166	$ 12,522
Trade receivables (net of allowance for doubtful accounts of $15 at December 31, 2016 and 2015)	7,031	4,524
Other accounts receivable and prepaid expenses	663	639
Total current assets	16,860	17,685
Severance pay fund	3,770	3,513
Property and equipment, net	1,214	1,260
Intangible assets, net	2,778	9,272
Goodwill	30,929	30,844
Deferred taxes	2,248	415
Other assets	155	169
Total long-term assets	41,094	45,473
Total assets	57,954	63,158
CURRENT LIABILITIES:
Trade payables	375	664
Payment obligation related to acquisitions	271	2,204
Deferred revenues	10,676	9,354
Employees and payroll accruals	4,741	4,012
Accrued expenses and other current liabilities	2,021	1,248
Total current liabilities	18,084	17,482
LONG-TERM LIABILITIES:
Deferred revenues	1,438	1,348
Liability presented at fair value	512	719
Payment obligation related to acquisitions		254
Accrued severance pay	5,027	4,746
Other liabilities	277	318
Total long-term liabilities	7,254	7,385
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.4 par value - Authorized: 32,500,000 shares at December 31, 2016 and 2015; Issued and outstanding 16,841,238 shares at December 31, 2016 and 16,406,243 shares at December 31, 2015	1,921	1,876
Additional paid-in capital	149,685	144,836
Accumulated other comprehensive loss	(1,013)	(1,137)
Accumulated deficit	(117,977)	(107,284)
Total shareholders' equity	32,616	38,291
Total liabilities and shareholders' equity	$ 57,954	$ 63,158